Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

Prudential Investment Portfolios 3

PGIM Strategic Bond Fund

Prudential Investment Portfolios 9

PGIM Absolute Return Bond Fund

Prudential Investment Portfolios, Inc. 17

PGIM ESG Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund

PGIM ESG Total Return Bond Fund

PGIM Total Return Bond Fund

PGIM ETF Trust

PGIM Short Duration Multi-Sector Bond ETF

PGIM Total Return Bond ETF

The Target Portfolio Trust

PGIM Core Bond Fund

(each a "Fund" and collectively the "Funds")

Supplement dated September 28, 2023

to each Fund's Currently Effective Summary Prospectus and Prospectus

You should read this Supplement in conjunction with each Fund's Summary Prospectus and Prospectus and retain it for future reference.

Effective immediately, Mr. Matthew Angelucci and Mr. Tyler Thorn are added to each Fund's portfolio management team.

To reflect this change, each Fund's Summary Prospectus and Prospectus are hereby revised as follows effective immediately:

1.The tables in the section of each Fund's Summary Prospectus and Prospectus entitled "Management of the Fund" are hereby revised by adding the information set forth below with respect to Messrs. Angelucci and Thorn:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers
PGIM Investments	PGIM Fixed	Matthew	Portfolio Manager	September 2023
LLC	Income	Angelucci, CFA

PGIM Investments	PGIM Fixed	Tyler Thorn	Portfolio Manager	September 2023
LLC	Income

LR1447

2.The sections of each Fund's Prospectus entitled "How the Fund is Managed – Portfolio Managers" are hereby revised by adding the following professional biographies for Messrs. Angelucci and Thorn:

Matthew Angelucci, CFA, is a Principal and portfolio manager on the Multi-Sector Team at PGIM Fixed Income. In addition, he is responsible for the Global Bond Strategies. Mr. Angelucci specializes in country and sector allocation, global rates positioning, and issue selection within sovereign securities and derivatives. Prior to assuming his current position, he was a financial analyst in the Portfolio Analysis Group where he was responsible for performance attribution and providing daily risk analysis and analytic support to the Global Government portfolio management team. Mr. Angelucci joined the Firm in 2005. He received a BS in Corporate Finance and Accounting from Bentley University. Mr. Angelucci holds the Chartered Financial Analyst (CFA) designation.

Tyler Thorn is a Vice President and a portfolio manager on the Multi-Sector Team at PGIM Fixed Income. Mr. Thorn joined the Firm in 2015 and previously was an analyst in the Portfolio Analysis Group. He has also worked on the Quantitative Modeling and Strategies team. Mr. Thorn received a BS in business administration with concentrations in finance, economics, and computer science from Boston College.

LR1447